Marketable Securities and Investments	6 Months Ended
Dec. 31, 2011
Marketable Securities and Investments [Abstract]
Marketable Securities and Investments
3.	Marketable Securities and Investments:

As of June 30, 2011, the Company had investments in available-for-sale securities of $319,219.  The investments reflected in the table below include certain equity securities of entities involved in the exploration of precious metals.  The following table summarizes the Company's available-for sale securities on hand as of December 31, 2011:

	Investments in available-for-sale securities
	Cost	Gross Unrealized Losses	Gross Unrealized Gains	Fair Value
Equity securities	$332,168	$169,996	$-	$162,172

During the six month period ended December 31, 2011, the Company recorded an unrealized loss on available-for-sale securities of $139,051.  This loss is recorded as other comprehensive loss on the consolidated statement of operations.

Mexoro Minerals Ltd.

The Company holds 250,000 shares of common stock of Mexoro Minerals Ltd.  It has not recorded these shares in its financial statements because the shares as of the date of this report were restricted from sale and the Company cannot determine if there is any net realizable value until the shares have been liquidated.